INCOME TAXES - Schedule of Income loss before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes [Line Items]
Total income (loss) before income taxes	¥ (361,723)	$ (56,762)	¥ (806,227)	¥ (1,080,437)
PRC [Member]
Income Taxes [Line Items]
Total income (loss) before income taxes	(342,944)		(739,036)	(986,464)
HK SAR [Member]
Income Taxes [Line Items]
Total income (loss) before income taxes	(1,751)		(8,280)	(876)
Cayman Islands [Member]
Income Taxes [Line Items]
Total income (loss) before income taxes	(13,562)		(54,913)	(87,470)
Taiwan
Income Taxes [Line Items]
Total income (loss) before income taxes	(1,905)		(1,549)	(2,292)
Canada
Income Taxes [Line Items]
Total income (loss) before income taxes	¥ (1,561)		¥ (2,449)	¥ (3,335)